Filed under Rule 497(e) and Rule 497(k)
Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA MFS Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated December 30, 2025, to the Statement of Additional Information

(“SAI”) of the Portfolio, dated May 1, 2025, as supplemented to date

Effective January 1, 2026, the following changes are made to the Portfolio’s SAI:

The section entitled “Portfolio Managers—Other Accounts” is revised as follows:

The sub-section entitled “MFS” is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of January 31, 2025) Unless otherwise noted
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
MFS

Fallon, James C.

Gorham, Steven R.

Krummell, Matthew W.*

Mackey, Alexander M.

O’Neill Mackey, Alison

Marston, Joshua P.

Munko, Johnathan

Sage, Jonathan W.

Stocks, John E.

Jason, Jude

Bryant, Nathan

Zhang, Jenney

		14 7 14 17 3 10 6 17 15 3 0 0	$7,281.6 $19,034.9 $7,281.6 $38,560.5 $8,524.8 $27,237.4 $12,618.2 $10,876.9 $7,385.9 $8,524.8 $0 $0	13 6 13 5 2 9 5 15 13 2 0 0	$2,422.9 $2,373.9 $2,422.9 $3,311.1 $989.8 $3,891 $2,350.6 $3,819.6 $2,422.9 $989.8 $0 $0	27 17 25 5 6 19 17 30 28 6 0 0	$8,028 $14,190.7 $7,627.5 $459.1 $1,368.1 $2,106.6 $14,190.7 $10,908.2 $7,631 $1,368.1 $0 $0

* Mr. Krummell has announced his retirement from MFS effective April 2027. Until his retirement, Mr. Krummell will continue to serve on the portfolio management team, and upon his retirement, Messrs. Fallon, Stocks, Sage, and Bryant and Ms. Zhang will continue to be responsible for the management of the Portfolio.

The section entitled “Portfolio Managers—Other Accounts” is revised as follows:

In the sub-section entitled “MFS—Compensation” in the sixth paragraph the first row in the table referring to SA MFS Large Cap Growth Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark(s)
SA MFS Large Cap Growth Portfolio	Matthew W. Krummell*	Russell® 1000 Growth Index
	James C. Fallon	Russell® 1000 Growth Index
	Jonathan W. Sage	Russell® 1000 Growth Index
	John E. Stocks	Russell® 1000 Growth Index

	Nathan G. Bryant, CFA	Russell® 1000 Growth Index

	Jenney Zhang, CFA	Russell® 1000 Growth Index

* Mr. Krummell has announced his retirement from MFS effective April 2027. Until his retirement, Mr. Krummell will continue to serve on the portfolio management team, and upon his retirement, Messrs. Fallon, Stocks, Sage, and Bryant and Ms. Zhang will continue to be responsible for the management of the Portfolio.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SASTSAI-SUP3 (12/25)